EMPLOYEE BENEFIT PLANS	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
EMPLOYEE BENEFIT PLANS

NOTE 5:    EMPLOYEE BENEFIT PLANS

The following table summarizes the components of net periodic benefit cost (income) and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 24, 2013	February 26, 2012	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$2,281	$2,247	$94	$99
Interest cost	13,066	14,413	1,239	1,659
Expected return on plan assets	(14,014)	(13,009)	—	—
Amortization of prior service benefit	(20)	(20)	(122)	(4,089)
Amortization of actuarial loss	4,218	3,142	1,691	1,289
Curtailment gain	—	(773)	—	—
Net settlement loss	45	107	—	—

Net periodic benefit cost (income)	5,576	6,107	2,902	(1,042)

Changes in accumulated other comprehensive loss:
Actuarial gain	—	(4)	—	—
Amortization of prior service benefit	20	20	122	4,089
Amortization of actuarial loss	(4,218)	(3,142)	(1,691)	(1,289)
Curtailment loss	(440)	(1)	—	—
Net settlement loss	—	(51)	—	—

Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	(1,569)	2,800

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$938	$2,929	$1,333	$1,758

NOTE 8:    EMPLOYEE BENEFIT PLANS

Pension plans.    The Company has several non-contributory defined benefit retirement plans covering eligible employees. Plan assets are invested in a diversified portfolio of securities including stocks, bonds, real estate investment funds, cash equivalents, and alternative investments. Benefits payable under the plans are based on years of service, final average compensation, or both. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

Postretirement plans.    The Company maintains plans that provide postretirement benefits to eligible employees, principally health care, to substantially all U.S. retirees and their qualified dependents. These plans were established with the intention that they would continue indefinitely. However, the Company retains the right to amend, curtail or discontinue any aspect of the plans at any time. The plans are contributory and contain certain cost-sharing features, such as deductibles and coinsurance. The Company’s policy is to fund postretirement benefits as claims and premiums are paid.

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,203,677	$1,131,765	$156,060	$164,308
Service cost	8,952	10,241	397	478
Interest cost	57,635	60,314	6,634	7,629
Plan participants’ contribution	884	1,177	5,531	5,832
Actuarial loss(1)	184,183	75,268	10,408	2,323
Net curtailment gain	(2,379)	(7,132)	—	—
Impact of foreign currency changes	1,103	(2,027)	—	—
Plan settlements	(867)	(4,051)	—	—
Special termination benefits	159	120	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Benefit obligation at end of year	$1,388,650	$1,203,677	$155,864	$156,060

Change in plan assets:
Fair value of plan assets at beginning of year	771,914	731,676	—	—
Actual return on plan assets	125,430	39,091	—	—
Employer contribution	60,096	67,584	17,635	18,678
Plan participants’ contributions	884	1,177	5,531	5,832
Plan settlements	(867)	(4,051)	—	—
Impact of foreign currency changes	1,602	(1,565)	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Fair value of plan assets at end of year	894,362	771,914	—	—

Unfunded status at end of year	$(494,288)	$(431,763)	$(155,864)	$(156,060)

(1)	Actuarial losses in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.

Amounts recognized in the consolidated balance sheets as of November 25, 2012, and November 27, 2011, consist of the following:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Accrued benefit liability – current portion	(8,217)	(7,876)	(14,906)	(15,952)
Accrued benefit liability – long-term portion	(486,071)	(423,887)	(140,958)	(140,108)

	$(494,288)	$(431,763)	$(155,864)	$(156,060)

Accumulated other comprehensive loss:
Net actuarial loss	$(493,487)	$(395,554)	$(51,644)	$(46,393)
Net prior service benefit	708	806	493	16,849

	$(492,779)	$(394,748)	$(51,151)	$(29,544)

The accumulated benefit obligation for all defined benefit plans was $1.4 billion and $1.2 billion at November 25, 2012, and November 27, 2011, respectively. Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2012	2011
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,335,827	$1,133,801
Aggregate fair value of plan assets	859,373	713,818
Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,388,650	$1,203,677
Aggregate fair value of plan assets	894,362	771,914

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$8,952	$10,241	$7,794	$397	$478	$474
Interest cost	57,635	60,314	59,680	6,634	7,629	8,674
Expected return on plan assets	(52,029)	(52,959)	(46,085)	—	—	—
Amortization of prior service (benefit) cost(1)	(78)	47	453	(16,356)	(28,945)	(29,566)
Amortization of actuarial loss	12,612	14,908	26,660	5,157	5,025	5,608
Curtailment (gain) loss	(2,391)	129	106	—	—	—
Special termination benefit	159	120	312	—	—	—
Net settlement loss	383	714	425	—	—	—

Net periodic benefit cost (income)	25,243	33,514	49,345	(4,168)	(15,813)	(14,810)

Changes in accumulated other comprehensive loss:
Actuarial loss(2)	110,262	84,593		10,408	2,324
Amortization of prior service benefit (cost)(1)	78	(47)		16,356	28,945
Amortization of actuarial loss	(12,612)	(14,908)		(5,157)	(5,025)
Curtailment gain (loss)	192	(3,064)		—	—
Net settlement loss	(77)	(338)		—	—

Total recognized in accumulated other comprehensive loss	97,843	66,236		21,607	26,244

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$123,086	$99,750		$17,439	$10,431

(1)	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
(2)	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.

The amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost in 2013 for the Company’s defined benefit pension and postretirement benefit plans are expected to be $16.8 million and $6.3 million, respectively.

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.9%	5.5%	4.5%	4.9%
Expected long-term rate of return on plan assets	6.7%	6.9%
Rate of compensation increase	3.6%	4.0%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.9%	3.3%	4.5%
Rate of compensation increase	3.5%	3.5%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.4%	7.6%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

For the Company’s U.S. benefit plans, the discount rate used to determine the present value of the future pension and postretirement plan obligations was based on a yield curve constructed from a portfolio of high quality corporate bonds with various maturities. Each year’s expected future benefit payments are discounted to their present value at the appropriate yield curve rate, thereby generating the overall discount rate. The Company utilized a variety of country-specific third-party bond indices to determine the appropriate discount rates to use for the benefit plans of its foreign subsidiaries.

The Company bases the overall expected long-term rate of return on assets on anticipated long-term returns of individual asset classes and each pension plans’ target asset allocation strategy based on current economic conditions. For the U.S. pension plan, the expected long-term returns for each asset class are determined through a mean-variance model to estimate 20-year returns for the plan.

Health care cost trend rate assumptions are a significant input in the calculation of the amounts reported for the Company’s postretirement benefits plans. A one percentage-point change in assumed health care cost trend rates would have no significant effect on the total service and interest cost components or on the postretirement benefit obligation.

Consolidated pension plan assets relate primarily to the U.S. pension plan. The Company utilizes the services of independent third-party investment managers to oversee the management of U.S. pension plan assets. The Company’s investment strategy is to invest plan assets in a diversified portfolio of domestic and international equity securities, fixed income securities and real estate and other alternative investments with the objective of generating long-term growth in plan assets at a reasonable level of risk. Prohibited investments for the U.S. pension plan include certain privately placed or other non-marketable debt instruments, letter stock, commodities or commodity contracts and derivatives of mortgage-backed securities, such as interest-only, principal-only or inverse floaters. The current target allocation percentages for the Company’s U.S. pension plan assets are 43-47% for equity securities, 43-47% for fixed income securities and 8-12% for other alternative investments, including real estate.

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 25, 2012
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$6,585	$6,585	$—	$—
Equity securities(1)
U.S. large cap	208,722	—	208,722	—
U.S. small cap	37,356	—	37,356	—
International	158,281	—	158,281	—
Fixed income securities(2)	397,706	—	397,706	—
Other alternative investments
Real estate(3)	69,526	—	69,526	—
Private equity(4)	3,837	—	—	3,837
Hedge fund(5)	5,733	—	5,733	—
Other(6)	6,616	—	6,616	—

Total investments at fair value	$894,362	$6,585	$883,940	$3,837

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

The fair value of plan assets are composed of U.S. plan assets of approximately $761 million and non-U.S. plan assets of approximately $133 million. The fair values of the substantial majority of the equity, fixed income and real estate investments are based on the net asset value of comingled trust funds that passively track various market indices.

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2013	$61,726	$17,943	$79,669
2014	59,188	17,339	76,527
2015	60,580	16,832	77,412
2016	61,661	16,196	77,857
2017	64,067	15,459	79,526
2018-2022	349,646	69,469	419,115

At November 25, 2012, the Company’s contributions to its pension plans in 2013 were estimated to be approximately $31.7 million.